Defined Benefit Liabilities (Assets)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Defined Benefit Liabilities (Assets)
21.	Defined Benefit Liabilities (Assets)

(1)	Details of defined benefit liabilities (assets) as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Present value of defined benefit obligations	₩	1,142,324	1,121,679
Fair value of plan assets		(1,294,567)	(1,292,416)

Defined benefit assets(*)		(154,329)	(170,737)

Defined benefit liabilities		2,086	—

(*)
Since the Group entities neither have legally enforceable right nor intention to settle the defined benefit obligations of Group entities with defined benefit assets of other Group entities, defined benefit assets of Group entities have been separately presented from defined benefit liabilities.

(2)	Principal actuarial assumptions as of December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Discount rate for defined benefit obligations	3.35% ~ 4.24%	3.71% ~ 4.79%
Expected rate of salary increase	2.00% ~ 5.42%	2.00% ~ 5.27%
Discount rate for defined benefit obligation is determined based on market yields of high-quality corporate bonds with similar maturities for estimated payment term of defined benefit obligation. Expected rate of salary increase is determined based on the Group’s historical promotion index, inflation rate and salary increase ratio.

(3)	Changes in present value of defined benefit obligations for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	2024		2023
Beginning balance	₩	1,121,679	1,038,320
Current service cost		130,538	132,465
Interest cost		47,463	54,032
Remeasurement
- Demographic assumption		(761)	810
- Financial assumption		49,788	(24,953)
- Adjustment based on experience		(15,085)	18,814
Benefit paid		(157,801)	(99,396)
Past service cost		6,795	—
Changes in consolidation scope		(2,458)	—
Others(*)		(37,834)	1,587

Ending balance	₩	1,142,324	1,121,679

(*)	Others include changes in liabilities due to employees’ transfers among affiliates and reclassification as liabilities held for sale for the years ended December 31, 2024 and 2023.

(4)	Changes in fair value of plan assets for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	2024		2023
Beginning balance	₩	1,292,416	1,214,007
Interest income		54,215	62,058
Remeasurement		729	(2,140)
Contributions		124,921	108,224
Benefit paid		(131,031)	(90,452)
Changes in consolidation scope		(2,151)	—
Others(*)		(44,532)	719

Ending balance	₩	1,294,567	1,292,416

(*)	Others include changes in assets due to employees’ transfers among affiliates and reclassification as assets held for sale for the years ended December 31, 2024 and 2023.
The Group’s expected contributions to the defined benefit plan for the year ended December 31, 2025, amounts to ₩188,339 million.

(5)	Total cost of defined benefit plan, which is recognized in profit and loss for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	2024		2023
Current service cost	₩	130,538	132,465
Net interest income		(6,752)	(8,026)
Past service cost		6,795	—

	₩	130,581	124,439

Costs related to the defined benefit plan except for the amounts transferred to construction in progress are included in labor expenses and research and development expenses.

(6)	Details of plan assets as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Equity instruments	₩	67,184	72,619
Debt instruments		394,138	162,374
Short-term financial instruments, etc.		833,245	1,057,423

	₩	1,294,567	1,292,416

(7)	Sensitivity analysis
As of December 31, 2024, effects on defined benefit obligations if each of significant actuarial assumptions changes within expectable and reasonable range are as follows:

(In millions of won)
	0.5% Increase		0.5% Decrease
Discount rate	₩	(39,658)	42,443
Expected salary increase rate		42,433	(40,047)
The sensitivity analysis does not consider dispersion of all cash flows that are expected from the plan but provides approximate values of sensitivity for the assumptions used.
A weighted average duration of defined benefit obligations as of December 31, 2024 and 2023 are 7.46 years and 7.27 years, respectively.

(8)	Defined contribution plan
The amount recognized as an expense for defined contribution plans are ₩29,784 million and ₩20,404 million for the years ended December 31, 2024 and 2023, respectively.